FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2021

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 17.8%
Alphabet, Inc. Class C(a)	2,694	$7,180,345
Facebook, Inc. Class A(a)	15,993	5,427,864
Match Group, Inc.(a)	1,891	296,868
Spotify Technology SA (Sweden)(a)	535	120,557
Tencent Holdings Ltd. ADR (China)	6,715	401,356
Twitter, Inc.(a)	5,626	339,754
		$13,766,744
INFRASTRUCTURE SOFTWARE — 12.0%
Microsoft Corp.	25,937	$7,312,159
ServiceNow, Inc.(a)	2,650	1,649,015
Zscaler, Inc.(a)	1,095	287,131
		$9,248,305
INFORMATION TECHNOLOGY SERVICES — 7.7%
Accenture PLC Class A (Ireland)	5,065	$1,620,395
Autodesk, Inc.(a)	5,560	1,585,545
Crowdstrike Holdings, Inc. Class A(a)	1,055	259,298
IHS Markit Ltd. (Britain)	2,376	277,089
Intuit, Inc.	555	299,428
MSCI, Inc.	480	292,003
NVIDIA Corp.	5,896	1,221,416
QUALCOMM, Inc.	2,788	359,596
S&P Global, Inc.	70	29,742
		$5,944,512
E-COMMERCE DISCRETIONARY — 7.4%
Amazon.com, Inc.(a)	1,750	$5,748,820

COMMUNICATIONS EQUIPMENT — 6.3%
Apple, Inc.	34,617	$4,898,305

CONSUMER FINANCE — 6.3%
Mastercard, Inc. Class A	4,620	$1,606,282
PayPal Holdings, Inc.(a)	6,320	1,644,527
Visa, Inc. A Shares	7,230	1,610,482
		$4,861,291
APPLICATION SOFTWARE — 5.7%
Activision Blizzard, Inc.	6,693	$517,971
Adobe, Inc.(a)	2,835	1,632,166
Cloudflare, Inc. Class A(a)	2,473	278,583
DocuSign, Inc.(a)	790	203,370
Okta, Inc.(a)	675	160,205
salesforce.com, Inc.(a)	6,040	1,638,169
		$4,430,464
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 4.5%
Adidas AG (Germany)	4,942	$1,555,937
LVMH Moet Hennessy Louis Vuitton SE (France)	413	296,655
NIKE, Inc. Class B	11,205	1,627,302
		$3,479,894

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
HOME PRODUCTS STORES — 3.5%
Estee Lauder Cos., Inc. Class A	897	$269,037
Home Depot, Inc.	4,860	1,595,344
Lowe's Cos., Inc.	4,300	872,298
		$2,736,679
MANAGED CARE — 3.5%
Anthem, Inc.	1,915	$713,912
Apollo Global Management, Inc.	5,880	362,149
UnitedHealth Group, Inc.	4,085	1,596,173
		$2,672,234
ENTERTAINMENT CONTENT — 3.3%
Netflix, Inc.(a)	2,536	$1,547,822
Take-Two Interactive Software, Inc.(a)	1,270	195,669
Walt Disney Co.(a)	4,900	828,933
		$2,572,424
LIFE SCIENCE EQUIPMENT — 2.7%
Danaher Corp.	2,134	$649,675
Illumina, Inc.(a)	368	149,265
Thermo Fisher Scientific, Inc.	2,279	1,302,061
		$2,101,001
CABLE & SATELLITE — 2.5%
Charter Communications, Inc. Class A(a)	430	$312,851
Comcast Corp. Class A	28,460	1,591,768
		$1,904,619
MEDICAL DEVICES — 2.4%
Abbott Laboratories	3,829	$452,319
Edwards Lifesciences Corp.(a)	1,818	205,816
Intuitive Surgical, Inc.(a)	592	588,537
Medtronic PLC (Ireland)	2,900	363,515
Stryker Corp.	815	214,932
		$1,825,119
HEALTH CARE SERVICES — 1.2%
IQVIA Holdings, Inc.(a)	3,385	$810,843
Moody's Corp.	385	136,717
		$947,560
PRIVATE EQUITY — 1.1%
Blackstone Group, Inc. Class A	4,146	$482,346
KKR & Co., Inc. Class A	6,174	375,873
		$858,219
MANAGED HEALTH CARE — 0.8%
Humana, Inc.	1,678	$652,994
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.7%
Avalara, Inc.(a)	1,220	$213,220
Honeywell International, Inc.	1,540	326,911
		$540,131

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
AUTOMOTIVE RETAILERS — 0.7%
O'Reilly Automotive, Inc.(a)	848	$518,179

SPECIALTY PHARMACEUTICALS — 0.6%
Zoetis, Inc.	2,405	$466,907

INSURANCE BROKERS — 0.6%
Aon PLC Class A (Britain)	839	$239,761
Willis Towers Watson PLC (Britain)	940	218,512
		$458,273
RETAILING — 0.5%
Sherwin-Williams Co.	275	$76,926
Sprouts Farmers Market, Inc.(a)	12,850	297,734
		$374,660
HOUSEHOLD PRODUCTS — 0.4%
Constellation Brands, Inc. Class A	451	$95,021
L'Oreal SA (France)(a)	550	227,347
		$322,368
RESTAURANTS — 0.4%
Starbucks Corp.	2,910	$321,002

INTERNET BASED SERVICES — 0.4%
GoDaddy, Inc. Class A(a)	4,534	$316,020

INVESTMENT MANAGEMENT — 0.3%
BlackRock, Inc.	305	$255,791

HEALTH CARE FACILITIES — 0.3%
HCA Healthcare, Inc.	965	$234,225

HOME IMPROVEMENT — 0.3%
Lululemon Athletica, Inc. (Canada)(a)	540	$218,538

ENTERTAINMENT FACILITIES — 0.3%
Electronic Arts, Inc.	1,520	$216,220

DEFENSE PRIMES — 0.3%
Lockheed Martin Corp.	594	$204,989

OTHER COMMON STOCKS — 4.9%(a)(b)		$3,826,186
TOTAL COMMON STOCKS — 99.4% (Cost $37,090,364)		$76,922,673
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $37,090,364)		$76,922,673

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

SHORT-TERM INVESTMENTS — 0.8%	Principal Amount	Fair Value
State Street Bank Repurchase Agreement — 0.00% 10/1/2021 (Dated 09/30/2021, repurchase price of $628,000, collateralized by $640,600 principal amount U.S. Treasury Notes — 1.250% 2028, fair value $640,650)	$628,000	$628,000
TOTAL SHORT-TERM INVESTMENTS (Cost $628,000)		$628,000

TOTAL INVESTMENTS — 100.2% (Cost $37,718,364)		$77,550,673
Other Assets and Liabilities, net — (0.2)%		(158,421)
NET ASSETS — 100.0%		$77,392,252

(a)	Non-income producing security.
(b)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$13,766,744	—	—	$13,766,744
Infrastructure Software	9,248,305	—	—	9,248,305
Information Technology Services	5,944,512	—	—	5,944,512
E-Commerce Discretionary	5,748,820	—	—	5,748,820
Communications Equipment	4,898,305	—	—	4,898,305
Consumer Finance	4,861,291	—	—	4,861,291
Application Software	4,430,464	—	—	4,430,464
Apparel, Footwear & Accessory Design	3,479,894	—	—	3,479,894
Home Products Stores	2,736,679	—	—	2,736,679
Managed Care	2,672,234	—	—	2,672,234
Entertainment Content	2,572,424	—	—	2,572,424
Life Science Equipment	2,101,001	—	—	2,101,001
Cable & Satellite	1,904,619	—	—	1,904,619
Medical Devices	1,825,119	—	—	1,825,119
Health Care Services	947,560	—	—	947,560
Private Equity	858,219	—	—	858,219
Managed Health Care	652,994	—	—	652,994
Commercial & Residential Building Equipment & Systems	540,131	—	—	540,131
Automotive Retailers	518,179	—	—	518,179
Specialty Pharmaceuticals	466,907	—	—	466,907
Insurance Brokers	458,273	—	—	458,273
Retailing	374,660	—	—	374,660
Household Products	322,368	—	—	322,368
Restaurants	321,002	—	—	321,002
Internet Based Services	316,020	—	—	316,020
Investment Management	255,791	—	—	255,791
Health Care Facilities	234,225	—	—	234,225
Home Improvement	218,538	—	—	218,538
Entertainment Facilities	216,220	—	—	216,220
Defense Primes	204,989	—	—	204,989
Other Common Stocks	3,826,186	—	—	3,826,186
Short-Term Investment	—	$628,000	—	628,000
	$76,922,673	$628,000	—	$77,550,673

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2021 (excluding short-term investments), was $37,548,361 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$39,472,829
Gross unrealized depreciation:	(98,517)
Net unrealized appreciation:	$39,374,312